Revenue	9 Months Ended
Sep. 30, 2025
Revenue
Revenue

18. Revenue

The following is a disaggregation of revenue categorized by commodities sold for the three-month and nine-month periods ended September 30, 2025 and 2024:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024 Revised (1)	2025	2024 Revised (1)

Silver
Sales revenue	$17,212	$13,630	$45,950	$49,011
Derivative pricing adjustments	(351)	(1,547)	755	(887)
	16,861	12,083	46,705	48,124
Zinc
Sales revenue	$108	$9,509	$11,883	$29,431
Derivative pricing adjustments	73	235	155	890
	181	9,744	12,038	30,321
Lead
Sales revenue	$2,048	$4,482	$7,312	$14,274
Derivative pricing adjustments	(41)	(105)	(175)	53
	2,007	4,377	7,137	14,327
Other by-products
Sales revenue	$4	$216	$354	$808
Derivative pricing adjustments	26	92	89	306
	30	308	443	1,114

Total sales revenue	$19,372	$27,837	$65,499	$93,524
Total derivative pricing adjustments	(293)	(1,325)	824	362
Gross revenue	$19,079	$26,512	$66,323	$93,886
Proceeds before intended use	12,934	990	23,536	1,695
Treatment and selling costs	(1,417)	(5,176)	(8,789)	(19,190)
	$30,596	$22,326	$81,070	$76,391

(1)  Certain fiscal 2024 amounts were reclassified from revenue to cost of sales (see Note 19).

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 22).